Debt (Tables)	12 Months Ended
Aug. 29, 2013
Debt Disclosure [Abstract]
Schedule of Debt

As of	2013	2012
Elpida creditor installment payments	$1,644	$—
Capital lease obligations	1,252	883
2014 convertible senior notes	465	860
2027 convertible senior notes	147	141
2031A convertible senior notes	277	265
2031B convertible senior notes	253	243
2032C convertible senior notes	463	451
2032D convertible senior notes	369	361
2033E convertible senior notes	272	—
2033F convertible senior notes	260	—
Other notes payable	635	58
	6,037	3,262
Less current portion	1,585	224
	$4,452	$3,038

Schedule of Debt Restructuring [Table Text Block]
The following table presents the amounts scheduled under the Sponsor Agreement to be restricted for settlement of the Elpida Creditor Installment Payments, the estimated amounts payable to the secured and unsecured creditors of the Elpida Companies (stated in Japanese yen and U.S. dollars) and the amount of unamortized discount.

As of August 29, 2013	Scheduled Deposits of Restricted Cash	Estimated Payments to Elpida Creditors
July 31, 2013	¥60,000	¥—	$—
2014	—	52,270	532
2015	20,000	20,267	206
2016	20,000	20,135	205
2017	20,000	20,003	204
2018	20,000	19,871	202
2019	30,000	28,508	290
2020	30,000	32,242	330
	¥200,000	¥193,296	$1,969
Less unamortized discount			(325)
Elpida Creditor Installment Payments			$1,644

Schedule Of Convertible Debt Instruments With Debt And Equity Components [Text Block]
Conversion prices per share and the conversion value in excess of principal for our convertible notes were as follows:

	Initial Conversion			Conversion Price Per Share Threshold(2)	Conversion Value in Excess of Principal(3)
	Outstanding Principal	Price Per Share	Number of Shares(1)		2013	2012
2014 Notes	$485	14.23	34.1	18.50	$—	$—
2027 Notes	175	10.90	16.1	14.17	43	—
2031A Notes	345	9.50	36.3	12.35	148	—
2031B Notes	345	9.50	36.3	12.35	148	—
2032C Notes	550	9.63	57.1	12.52	225	—
2032D Notes	450	9.98	45.1	12.97	162	—
2033E Notes	300	10.93	27.4	14.21	72	—
2033F Notes	300	10.93	27.4	14.21	72	—
(1)Shares issuable, upon conversion, for the principal amount of the notes.
(2)Holders may convert their notes during any calendar quarter if the closing price of our common stock for at least 20 trading days in a 30 trading day period ending on the last trading day of the immediately preceding calendar quarter is 130% of the initial conversion price per share.
(3)Based on our closing share price of $13.57 and $6.18 as of August 29, 2013 and August 30, 2012, respectively.

The debt and equity components of all of our convertible notes outstanding as of August 29, 2013 were required to be accounted for separately. Principal and carrying amounts of the liability components for our convertible notes were as follows:

As of		2013			2012
	Term (Years)(1)	Outstanding Principal	Unamortized Discount	Net Carrying Amount	Outstanding Principal	Unamortized Discount	Net Carrying Amount
2014 Notes	1	$485	$(20)	$465	$949	$(89)	$860
2027 Notes	4	175	(28)	147	175	(34)	141
2031A Notes	5	345	(68)	277	345	(80)	265
2031B Notes	7	345	(92)	253	345	(102)	243
2032C Notes	6	550	(87)	463	550	(99)	451
2032D Notes	8	450	(81)	369	450	(89)	361
2033E Notes	4	300	(28)	272	—	—	—
2033F Notes	6	300	(40)	260	—	—	—
(1)Expected term for amortization of the remaining debt discount as of August 29, 2013.

Carrying amounts of the equity components for our convertible notes were as follows:

As of	2013	2012
2014 Notes	$353	$368
2027 Notes	40	40
2031A Notes	89	89
2031B Notes	109	109
2032C Notes	101	101
2032D Notes	90	90
2033E Notes	30	—
2033F Notes	42	—

Schedule Of Convertible Debt Instruments Interest Rates And Expense [Text Block]
Interest expense for our convertible notes was as follows:

For the year ended	2013	2012	2011
Contractual interest expense:
2014 Notes, stated rate of 1.875%	$13	$18	$19
2027 Notes, stated rate of 1.875%	3	3	3
2031A Notes, stated rate of 1.5%	5	5	1
2031B Notes, stated rate of 1.875%	6	6	1
2032C Notes, stated rate of 2.375%	13	5	—
2032D Notes, stated rate of 3.125%	14	5	—
2033E Notes, stated rate of 1.625%	3	—	—
2033F Notes, stated rate of 2.125%	3	—	—
	60	42	24

Amortization of discount and issuance costs:
2014 Notes, effective rate of 7.9%	37	47	46
2027 Notes, effective rate of 6.9%	7	6	5
2031A Notes, effective rate of 6.5%	12	11	1
2031B Notes, effective rate of 7.0%	10	10	1
2032C Notes, effective rate of 6.0%	14	5	—
2032D Notes, effective rate of 6.3%	9	3	—
2033E Notes, effective rate of 4.5%	4	—	—
2033F Notes, effective rate of 4.9%	3	—	—
	96	82	53
	$156	$124	$77

Maturities of Notes Payable and Future Minimum Lease Payments [Table Text Block]

As of August 29, 2013, maturities of notes payable, including the Elpida Creditor Installment Payments, and future minimum lease payments under capital lease obligations were as follows:

As of August 29, 2013	Notes Payable	Capital Lease Obligations
2014	$1,203	$449
2015	367	349
2016	356	307
2017	500	85
2018	869	41
2019 and thereafter	2,263	135
Discounts and interest, respectively	(773)	(114)
	$4,785	$1,252